Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Details
Operating lease expense	$ 1,908,863
Operating cash flows from operating leases	$ 1,882,720
Weighted-average remaining lease term –operating leases (in years)	6.94
Weighted-average discount rate –operating leases	4.40%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 5,522,567
Lessee, Operating Lease, Liability, to be Paid, Year Two	6,603,868
Lessee, Operating Lease, Liability, to be Paid, Year Three	5,799,836
Lessee, Operating Lease, Liability, to be Paid, Year Four	5,447,253
Lessee, Operating Lease, Liability, to be Paid, Year Five	4,898,186
Lessee, Operating Lease, Liability, to be Paid, after Year Five	12,566,743
Lessee, Operating Lease, Liability, to be Paid	40,838,453
Less: Interest	(5,566,770)
Present Value of Lease Liability	$ 35,271,683